Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Property, plant and equipment	R$ 185,682	R$ 192,006	R$ 184,961
IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 16,615	1,479	2,486
IT equipment [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate	10.00%
IT equipment [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate	33.00%
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 8,390	9,908	12,366
Furniture, equipment and fittings [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate	10.00%
Furniture, equipment and fittings [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate	33.00%
Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 17,872	19,978	19,682
Property, buildings and improvements [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate	5.00%
Property, buildings and improvements [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate	20.00%
In progress [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 677	315	4,538
Weighted average depreciation rate
Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 141,737	159,873	145,436
Weighted average depreciation rate	12.00%
Land [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 391	453	R$ 453
Weighted average depreciation rate
Gross carrying amount [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 389,567	357,431
Gross carrying amount [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment	44,180	27,036
Gross carrying amount [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment	38,116	36,314
Gross carrying amount [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment	54,508	51,407
Gross carrying amount [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment	677	315
Gross carrying amount [member] | Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment	251,694	241,906
Gross carrying amount [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment	391	453
Accumulated depreciation and amortisation [member]
Property, Plant and Equipment
Property, plant and equipment	(203,885)	(165,425)
Accumulated depreciation and amortisation [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment	(27,565)	(25,557)
Accumulated depreciation and amortisation [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment	(29,726)	(26,406)
Accumulated depreciation and amortisation [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment	(36,636)	(31,429)
Accumulated depreciation and amortisation [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment
Accumulated depreciation and amortisation [member] | Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment	(109,957)	(82,033)
Accumulated depreciation and amortisation [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment